INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Management contracts	40
Customer relationships	9
Other	4 to 7
The following table presents the components of the partnership’s intangible assets as of December 31, 2019 and December 31, 2018:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Cost	$1,265	$1,273
Accumulated amortization	(55)	(46)
Accumulated impairment losses	(48)	(48)
Balance, end of year	$1,162	$1,179

The following table presents a roll forward of the partnership’s intangible assets December 31, 2019 and December 31, 2018:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Balance, beginning of year	$1,179	$1,188
Acquisitions	9	67
Disposals	—	2
Amortization	(12)	(17)
Foreign currency translation	36	(58)
Impact of deconsolidation due to loss of control and other(1)	(50)	(3)
Balance, end of year	$1,162	$1,179

(1)	Includes the impact of deconsolidation of BSREP III investments. See Note 5, Investment Properties for further information.